Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Trade accounts payable and accrued liabilities	$ 2,230	$ 1,368	$ 2,251
Less than 1 year [Member]
Disclosure of detailed information about business combination [line items]
Trade accounts payable and accrued liabilities	2,230	1,368
Convertible notes		1,070
1 year to 5 years [Member]
Disclosure of detailed information about business combination [line items]
Trade accounts payable and accrued liabilities
Convertible notes
Carrying amount [member]
Disclosure of detailed information about business combination [line items]
Trade accounts payable and accrued liabilities	2,230	1,368
Convertible notes		$ 931